Annual Report December 31, 1999
================================================================================


Oppenheimer
Main Street(R) Growth &
Income Fund/VA
A Series of Oppenheimer Variable Account Funds

                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA
--------------------------------------------------------------------------------

================================================================================
Objective
Oppenheimer Main Street Growth & Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks high total return, which includes growth in the value of its shares, as well as current income from equity and debt securities. Prior to May 1, 1999, the Fund was named Oppenheimer Growth & Income Fund.

================================================================================
Narrative by Charles Albers and Nikolaos Monoyios, Co-portfolio Managers
For the fiscal year that ended December 31, 1999, Oppenheimer Main Street Growth & Income/VA Fund provided an average annual total return of 21.71%.(1) During 1999, the Fund's increasing emphasis on large capitalization growth stocks was a major factor in its success. In addition, we sold convertible bonds from the portfolio, which helped the Fund's performance because the fixed income markets did not perform well during the year. Another important plus was the Fund's stock selection process, which enabled us to add value to the portfolio.
         On May 1, 1999, we became the Fund's new portfolio managers and adopted a disciplined investment process for the Fund that we have developed together over nearly 20 years. Our computer models evaluate statistics related to more than 2,000 individual stocks, determining which areas of the stock market offer the best prospects--growth versus value, large-cap or small-cap stocks, domestic or foreign. We assign a ranking to each of these stocks, setting aside the top ten percent for further analysis. We evaluate such qualitative factors as the company's management, competitive forces and legal or accounting issues. As of December 31, 1999, the Fund contained a broadly diversified portfolio.
         The Standard & Poor's 500 Index is divided into eleven different economic sectors. Compared to the S&P 500 Index, the Fund was overweight in consumer cyclicals such as automotive, building materials, home builders, publishing and retailing. These industries have benefited from the strength of the U.S. economy as well as robust consumer spending.(2)
         We have also benefited from a strong weighting in energy. The price of oil has more than doubled since the beginning of 1999, and that has made energy companies much more profitable than the year before. In addition, we believe the natural gas industry holds great promise, despite a warmer than normal winter. Although energy stocks lost some of their steam in the fourth quarter, our view is that the companies, which have cut costs substantially, can continue to be very profitable at current energy prices.
         In 1999, technology was the most explosive area of growth in the stock market. It is an area of the market that has been driven by "momentum" investors. We have profited from many of our investments in technology.
         Regardless of the strength of the overall market, we believe that valuation does matter in the end. Our system enforces a discipline because it rigorously analyzes trends in earnings patterns and price behavior of stocks. Over the long term, we believe that our process is likely to produce more consistent results, making Oppenheimer Main Street Growth & Income Fund/VA an important part of The Right Way to Invest.



1. Includes changes in net asset value per share and does not include the charges associated with the separate account products that offer this Fund. Such performance would have been lower if such charges were taken into account. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.
2. The Fund's portfolio is subject to change.


2               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Main Street(R) Growth & Income Fund/VA
--------------------------------------------------------------------------------

================================================================================
Management's discussion of performance. The stock market continued to forge ahead during the Fund's fiscal year that ended December 31, 1999. Although technology was the leader in 1999, other investment sectors performed well, including consumer cyclicals such as home building and retailing. The Fund benefited from its strong emphasis in these areas, as well as an underemphasis on poor performers such as financial services and consumer staples such as food and beverages. Due to their extremely high stock prices, the Fund held a smaller than average proportion of technology stocks. The Fund's portfolio holdings, allocations and strategies are subject to change.
--------------------------------------------------------------------------------
Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Main Street Growth & Income Fund/VA and S&P 500 Index

[line graph]

               OVAF/Oppenheimer Main Street Growth & Income Fund/VA        S&P 500 Index
7.5.95         10000                                                       10000
12.31.95       12525                                                       11443
12.31.96       16598                                                       14066
12.31.97       21989                                                       18755
12.31.98       23022                                                       24116
12.31.99       28020                                                       29185

Average Annual Total Return of the Fund at 12/31/99
1-Year 21.71%       Life 25.80%


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the S&P 500 Index begins on 6/30/95. The inception date of the Fund is 7/5/95.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.


                Oppenheimer Main Street Growth & Income Fund/VA               3

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
===================================================================================================================
Common Stocks--94.6%
-------------------------------------------------------------------------------------------------------------------
Basic Materials--2.9%
-------------------------------------------------------------------------------------------------------------------
Chemicals--2.0%
Dexter Corp.                                                                             7,000          $   278,250
-------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                        18,500            2,472,062
-------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                                         88,400            5,823,350
-------------------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                                             6,900              269,962
-------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                          3,000               56,625
-------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                               1,200               45,825
-------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                 3,000              113,250
-------------------------------------------------------------------------------------------------------------------
Lafarge Corp.                                                                            8,100              223,762
-------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                          6,900              280,744
-------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc.                                                                     10,000              163,125
-------------------------------------------------------------------------------------------------------------------
Union Carbide Corp.                                                                     20,500            1,368,375
-------------------------------------------------------------------------------------------------------------------
Universal Corp.                                                                          5,000              114,062
-------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co.(1)                                                                      4,000               55,500
                                                                                                        -----------
                                                                                                         11,264,892
-------------------------------------------------------------------------------------------------------------------
Gold & Precious Minerals--0.0%
Homestake Mining Co.                                                                    10,100               78,906
-------------------------------------------------------------------------------------------------------------------
Metals--0.6%
AK Steel Holding Corp.                                                                  10,000              188,750
-------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                             18,400            1,527,200
-------------------------------------------------------------------------------------------------------------------
Inco Ltd.(1)                                                                            19,900              467,650
-------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                              6,000              328,875
-------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                           15,000              351,562
-------------------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc.                                                                      13,000              252,687
-------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                             1,600               26,500
                                                                                                        -----------
                                                                                                          3,143,224
-------------------------------------------------------------------------------------------------------------------
Paper--0.3%
Georgia Pacific Group                                                                    7,600              385,700
-------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                 21,300              303,525
-------------------------------------------------------------------------------------------------------------------
Rayonier, Inc.                                                                           4,000              193,250
-------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                         8,300              596,044
-------------------------------------------------------------------------------------------------------------------
Willamette Industries, Inc.                                                              7,000              325,062
                                                                                                        -----------
                                                                                                          1,803,581
-------------------------------------------------------------------------------------------------------------------
Capital Goods--10.5%
-------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.6%
Boeing Co.                                                                             147,100            6,113,844
-------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                  25,300            1,334,575
-------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                   11,600              253,750
-------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                   8,000              432,500
-------------------------------------------------------------------------------------------------------------------
Raytheon Co., Cl. B                                                                     15,000              398,437
-------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                7,600              394,725
                                                                                                        -----------
                                                                                                          8,927,831


4               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                        Shares         Note 1
-------------------------------------------------------------------------------------------------------------------
Electrical Equipment--3.7%
AVX Corp.                                                                                9,400          $   469,412
-------------------------------------------------------------------------------------------------------------------
CommScope, Inc.(1)                                                                      65,000            2,620,312
-------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc.(1)                                                                9,400              623,925
-------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                    30,000            1,721,250
-------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                    80,000           12,380,000
-------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.(1)                                                    7,000              203,000
-------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                            24,700            1,182,512
-------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                             6,000              484,875
-------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                8,850              562,528
                                                                                                        -----------
                                                                                                         20,247,814
-------------------------------------------------------------------------------------------------------------------
Industrial Services--0.6%
Coflexip SA, Sponsored ADR                                                              62,500            2,375,000
-------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                              4,900              224,787
-------------------------------------------------------------------------------------------------------------------
Payches, Inc.                                                                            3,300              132,000
-------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                                        10,000              422,500
                                                                                                        -----------
                                                                                                          3,154,287
-------------------------------------------------------------------------------------------------------------------
Manufacturing--4.6%
American Standard Cos., Inc.(1)                                                         75,000            3,440,625
-------------------------------------------------------------------------------------------------------------------
Avery-Dennison Corp.                                                                    28,500            2,076,937
-------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                               3,400              133,875
-------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                          4,700              163,912
-------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                  4,000              214,500
-------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                 13,900              562,081
-------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                            4,500              580,219
-------------------------------------------------------------------------------------------------------------------
Crown Cork & Seal Co., Inc.                                                              2,500               55,937
-------------------------------------------------------------------------------------------------------------------
Cummins Engine Co., Inc.                                                                 1,200               57,975
-------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                            5,700              275,025
-------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                             23,200            1,052,700
-------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                              8,700              631,837
-------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                           84,375            4,867,383
-------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                               20,300            1,371,519
-------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc.                                                                15,000              265,312
-------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.(1)                                                    6,000              229,125
-------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.(1)                                                            3,000              205,312
-------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                   10,000              230,000
-------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                    42,500            4,159,687
-------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                             1,800               79,762
-------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                    7,100              364,319
-------------------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                                            2,000               77,000
-------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                      2,000              131,875
-------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                 33,300            1,294,537
-------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                               47,500            3,087,500
                                                                                                        -----------
                                                                                                         25,608,954


                Oppenheimer Main Street Growth & Income Fund/VA              5

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Communication Services--5.7%
-------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.8%
ADC Telecommunications, Inc.(1)                                                          5,700          $   413,606
-------------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                           21,000            1,736,437
-------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                             299,300           15,189,475
-------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(1)                                                             4,000              579,000
-------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)(2)                                                    1,230               38,191
-------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                50,000            3,365,625
                                                                                                        -----------
                                                                                                         21,322,334
-------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.9%
BellSouth Corp.                                                                        166,000            7,770,875
-------------------------------------------------------------------------------------------------------------------
GTE Corp.                                                                               29,800            2,102,762
-------------------------------------------------------------------------------------------------------------------
Western Wireless Corp.(1)                                                                9,000              600,750
                                                                                                        -----------
                                                                                                         10,474,387
-------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.0%
United States Cellular Corp.(1)                                                          2,000              201,875
-------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--17.1%
-------------------------------------------------------------------------------------------------------------------
Autos & Housing--2.2%
Arvin Industries, Inc.                                                                   6,900              195,787
-------------------------------------------------------------------------------------------------------------------
Bandag, Inc.                                                                             2,000               50,000
-------------------------------------------------------------------------------------------------------------------
Centex Construction Products, Inc.                                                       6,000              234,000
-------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                 7,700              119,831
-------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                               3,800              113,762
-------------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                                         79,231            1,247,888
-------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                    15,000              495,937
-------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.(1)                                                  5,000              110,000
-------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                    57,500            4,179,531
-------------------------------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                                                      6,900              148,781
-------------------------------------------------------------------------------------------------------------------
Johns Manville Corp.                                                                    25,800              361,200
-------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                   6,600              375,375
-------------------------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                                           17,500              560,000
-------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                   14,100              302,269
-------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                              9,000              228,375
-------------------------------------------------------------------------------------------------------------------
Maytag Corp.                                                                             9,000              432,000
-------------------------------------------------------------------------------------------------------------------
Meritor Automotive, Inc.                                                                12,000              232,500
-------------------------------------------------------------------------------------------------------------------
NVR, Inc.(1)                                                                             5,000              238,750
-------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                 7,000              161,437
-------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                            4,300              114,219
-------------------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                                          5,400              278,775
-------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                                                                  10,000              186,250
-------------------------------------------------------------------------------------------------------------------
Tower Automotive, Inc.(1)                                                                8,900              137,394
-------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                     8,000              319,500


6               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Autos & Housing  (continued)
Webb (Del E.) Corp.(1)                                                                   9,900          $   246,881
-------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                         12,700              826,294
-------------------------------------------------------------------------------------------------------------------
York International Corp.                                                                 4,800              131,700
                                                                                                        -----------
                                                                                                         12,028,436
-------------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Avis Rent A Car, Inc.(1)                                                                18,000              460,125
-------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.(1)                                                              3,500              405,125
-------------------------------------------------------------------------------------------------------------------
CDI Corp.(1)                                                                             9,900              238,837
-------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                  12,000              354,000
-------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                         14,000              612,500
-------------------------------------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                                                       5,000              250,625
-------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                                         27,000            1,557,562
-------------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                                    8,000              566,000
                                                                                                        -----------
                                                                                                          4,444,774
-------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Brunswick Corp.                                                                         25,000              556,250
-------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                   10,000              640,625
-------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                            10,000              190,625
-------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                     17,000              536,562
-------------------------------------------------------------------------------------------------------------------
MGM Grand, Inc.                                                                          8,624              433,895
-------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.(1)                                                       50,000              625,000
                                                                                                        -----------
                                                                                                          2,982,957
-------------------------------------------------------------------------------------------------------------------
Media--3.0%
Central Newspapers, Inc., Cl. A                                                          5,000              196,875
-------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                            10,000              274,375
-------------------------------------------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                                                    4,000              272,000
-------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                       28,000            2,283,750
-------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                   10,000              183,125
-------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                     10,800              642,600
-------------------------------------------------------------------------------------------------------------------
McClatchy Co., Cl. A                                                                     5,000              216,250
-------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                               15,000              736,875
-------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(1)                                                                  9,900              186,862
-------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc., Cl. A, Non-Vtg.                                             28,300              827,775
-------------------------------------------------------------------------------------------------------------------
Snyder Communications, Inc.(1)                                                           5,000               96,250
-------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                      114,700            8,308,581
-------------------------------------------------------------------------------------------------------------------
Times Mirror Co. (The), Cl. A                                                            2,400              160,800
-------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                             20,000            1,101,250
-------------------------------------------------------------------------------------------------------------------
USA Networks, Inc.(1)                                                                   20,000            1,105,000
                                                                                                        -----------
                                                                                                         16,592,368


                Oppenheimer Main Street Growth & Income Fund/VA              7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Retail: General--4.8%
Dayton Hudson Corp.                                                                     15,600          $ 1,145,625
-------------------------------------------------------------------------------------------------------------------
Dillard's, Inc.                                                                          4,000               80,750
-------------------------------------------------------------------------------------------------------------------
Dollar General Corp.                                                                    15,600              354,900
-------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                               6,000               97,875
-------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                    87,500            4,424,219
-------------------------------------------------------------------------------------------------------------------
K Mart Corp.(1)                                                                         55,000              553,437
-------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(1)                                                                          7,700              555,844
-------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                               45,000            1,451,250
-------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                          6,000              157,125
-------------------------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                                  7,000              139,562
-------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                     42,000            1,278,375
-------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                  237,700           16,431,012
                                                                                                        -----------
                                                                                                         26,669,974
-------------------------------------------------------------------------------------------------------------------
Retail: Specialty--5.1%
Abercrombie & Fitch Co., Cl. A(1)                                                       43,000            1,147,562
-------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.(1)                                                      11,200              504,000
-------------------------------------------------------------------------------------------------------------------
American Greetings Corp., Cl. A                                                          2,200               51,975
-------------------------------------------------------------------------------------------------------------------
Ann Taylor Stores Corp.(1)                                                              10,000              344,375
-------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                                                               2,700               93,825
-------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.(1)                                                                   23,000            1,154,312
-------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                             8,000              292,000
-------------------------------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                                                   9,600              432,600
-------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                               55,500            2,553,000
-------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                       180,600           12,382,387
-------------------------------------------------------------------------------------------------------------------
Lands' End, Inc.(1)                                                                      4,700              163,325
-------------------------------------------------------------------------------------------------------------------
Limited, Inc.                                                                           20,700              896,569
-------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                                                                5,000              148,125
-------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                       21,500            1,284,625
-------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                       20,000              991,250
-------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.(1)                                                                   20,000              218,750
-------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.(1)                                                             15,000              705,000
-------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                       43,000              771,312
-------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                    23,000              483,000
-------------------------------------------------------------------------------------------------------------------
Shopko Stores, Inc.(1)                                                                  10,000              230,000
-------------------------------------------------------------------------------------------------------------------
Tandy Corp.                                                                             20,000              983,750
-------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                           10,000              892,500
-------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                          31,200              637,650
-------------------------------------------------------------------------------------------------------------------
Too, Inc.(1)                                                                             2,957               51,008
-------------------------------------------------------------------------------------------------------------------
Toys "R" Us, Inc.(1)                                                                    23,000              329,187
-------------------------------------------------------------------------------------------------------------------
Zale Corp.(1)                                                                           12,000              580,500
                                                                                                        -----------
                                                                                                         28,322,587


8               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.7%
Jones Apparel Group, Inc.(1)                                                            65,099           $1,765,810
-------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                     14,000              526,750
-------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(1)                                                               7,900              208,362
-------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                   46,000              710,125
-------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                16,000              480,000
-------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The), Cl. A                                                        11,600              142,825
-------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                                 12,000              210,000
                                                                                                         ----------
                                                                                                          4,043,872
-------------------------------------------------------------------------------------------------------------------
Consumer Staples--5.7%
-------------------------------------------------------------------------------------------------------------------
Beverages--0.5%
Adolph Coors Co., Cl. B                                                                  3,500              183,750
-------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                               37,800            2,679,075
-------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                                  700               40,075
                                                                                                         ----------
                                                                                                          2,902,900
-------------------------------------------------------------------------------------------------------------------
Broadcasting--1.7%
CBS Corp.(1)                                                                            38,000            2,429,625
-------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                                           101,000            5,106,813
-------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A(1)                                                      10,000              515,000
-------------------------------------------------------------------------------------------------------------------
MediaOne Group, Inc.(1)                                                                 21,000            1,613,063
                                                                                                         ----------
                                                                                                          9,664,501
-------------------------------------------------------------------------------------------------------------------
Entertainment--0.7%
Brinker International, Inc.(1)                                                          85,000            2,040,000
-------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                14,600              264,625
-------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                                      10,000              181,875
-------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(1)                                                      27,600            1,066,050
-------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                             26,600              548,625
                                                                                                         ----------
                                                                                                          4,101,175
-------------------------------------------------------------------------------------------------------------------
Food--0.4%
Agribrands International, Inc.(1)                                                       10,000              460,000
-------------------------------------------------------------------------------------------------------------------
ConAgra, Inc.                                                                           12,500              282,031
-------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                        9,900              324,225
-------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                       4,000              162,500
-------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                               12,000              216,000
-------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                             20,800              822,900
                                                                                                         ----------
                                                                                                          2,267,656
-------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.4%
Albertson's, Inc.                                                                       31,800            1,025,550
-------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                               26,500            1,058,344
-------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                          7,700              154,000
-------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                             5,100              149,175
                                                                                                         ----------
                                                                                                          2,387,069
-------------------------------------------------------------------------------------------------------------------
Household Goods--0.6%
Kimberly-Clark Corp.                                                                    50,000            3,262,500



                Oppenheimer Main Street Growth & Income Fund/VA               9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Tobacco--1.4%
Philip Morris Cos., Inc.                                                               275,000          $ 6,376,563
-------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                                    44,900              791,363
-------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                               15,700              395,444
                                                                                                        -----------
                                                                                                          7,563,370
-------------------------------------------------------------------------------------------------------------------
Energy--11.5%
-------------------------------------------------------------------------------------------------------------------
Energy Services--3.0%
BJ Services Co.(1)                                                                      57,500            2,404,219
-------------------------------------------------------------------------------------------------------------------
Coastal Corp.                                                                            4,600              163,013
-------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                                                                 60,000            2,936,250
-------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.(1)                                                              30,000              928,125
-------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.(1)                                                                 60,000            1,965,000
-------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                            50,000            1,293,750
-------------------------------------------------------------------------------------------------------------------
Stolt Comex Seaway SA, ADR(1)                                                          315,000            3,465,000
-------------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                            39,000            1,313,813
-------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                                         50,000            1,996,875
                                                                                                        -----------
                                                                                                         16,466,045
-------------------------------------------------------------------------------------------------------------------
Oil: Domestic--5.2%
Amerada Hess Corp.                                                                      13,700              777,475
-------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                              37,500            1,239,844
-------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                           37,700            3,265,763
-------------------------------------------------------------------------------------------------------------------
Chieftain International, Inc.(1)                                                        53,600              924,600
-------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                                                     11,000              273,625
-------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                      25,000              821,875
-------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                     35,600              625,225
-------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                      140,288           11,301,952
-------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.(1)                                                                   61,300              413,775
-------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                        21,600            1,239,300
-------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.(1)                                                             16,000              428,000
-------------------------------------------------------------------------------------------------------------------
Noble Affiliates, Inc.                                                                   8,000              171,500
-------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                  15,000              705,000
-------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.(1)                                                                    9,700              345,563
-------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.(1)                                                               34,000              393,125
-------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                            55,100            2,992,619
-------------------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                              5,000              135,938
-------------------------------------------------------------------------------------------------------------------
Vastar Resources, Inc.                                                                  50,000            2,950,000
                                                                                                        -----------
                                                                                                         29,005,179


10              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Oil: International--3.3%
Anderson Exploration Ltd.(1)                                                            66,400          $   791,405
-------------------------------------------------------------------------------------------------------------------
Beau Canada Exploration Ltd.(1)                                                        308,600              362,482
-------------------------------------------------------------------------------------------------------------------
Berkley Petroleum Corp.(1)                                                              90,000              786,637
-------------------------------------------------------------------------------------------------------------------
Canadian 88 Energy Corp.                                                               300,000              414,565
-------------------------------------------------------------------------------------------------------------------
Canadian Hunter Exploration Ltd.(1)                                                     15,000              246,148
-------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.(1)                                                      70,000            1,704,899
-------------------------------------------------------------------------------------------------------------------
Encal Energy Ltd.(1)                                                                    70,000              319,215
-------------------------------------------------------------------------------------------------------------------
Newport Petroleum Corp.(1)                                                             152,500              347,716
-------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd.                                                                49,900              586,126
-------------------------------------------------------------------------------------------------------------------
Prize Energy, Inc.(1)                                                                   57,692               11,959
-------------------------------------------------------------------------------------------------------------------
Ranger Oil Ltd.(1)                                                                      85,300              265,218
-------------------------------------------------------------------------------------------------------------------
Rio Alto Exploration Ltd.(1)                                                            29,300              412,990
-------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                   173,100           10,461,731
-------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(1)                                                                50,000            1,274,788
-------------------------------------------------------------------------------------------------------------------
Ulster Petroleums Ltd.(1)                                                               35,000              310,751
                                                                                                        -----------
                                                                                                         18,296,630
-------------------------------------------------------------------------------------------------------------------
Financial--9.2%
-------------------------------------------------------------------------------------------------------------------
Banks--2.7%
Bank of America Corp.                                                                   30,000            1,505,625
-------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                              11,600              317,550
-------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                   70,000            5,438,125
-------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                       41,200            1,351,875
-------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                             100               41,425
-------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                      6,000              142,125
-------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                    10,600              561,800
-------------------------------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                                                17,000              601,375
-------------------------------------------------------------------------------------------------------------------
PNC Bank Corp.                                                                          32,000            1,424,000
-------------------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                                             67,500            1,080,000
-------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                      3,000               74,625
-------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                           6,800              462,400
-------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                         42,800            1,730,725
-------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                            3,000              177,563
                                                                                                        -----------
                                                                                                         14,909,213



                Oppenheimer Main Street Growth & Income Fund/VA              11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Diversified Financial--3.6%
AMBAC Financial Group, Inc.                                                              7,000          $   365,313
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                                  8,500              363,375
-------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                        134,500            7,473,156
-------------------------------------------------------------------------------------------------------------------
Financial Security Assurance Holdings Ltd.                                               7,000              364,875
-------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                             26,800            1,261,275
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                         18,600            1,751,888
-------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                           17,000              633,250
-------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                   21,500            1,294,031
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                        17,300            2,469,575
-------------------------------------------------------------------------------------------------------------------
PaineWebber Group, Inc.                                                                  7,400              287,213
-------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                   30,000            1,464,375
-------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                               19,000            1,730,188
-------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                      2,000              238,031
                                                                                                        -----------
                                                                                                         19,696,545
-------------------------------------------------------------------------------------------------------------------
Insurance--2.4%
Aetna, Inc.                                                                              9,000              502,313
-------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                              6,300              297,281
-------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                               16,000              890,000
-------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                          48,000            1,152,000
-------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                  11,400              864,975
-------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                     46,000            1,558,250
-------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                             32,000            2,578,000
-------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                               9,700              302,519
-------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                           14,600              260,975
-------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                              10,000              440,000
-------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                    9,500              648,375
-------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                  20,000              800,000
-------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                             15,100              916,381
-------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                              8,000              765,500
-------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                        5,200              380,250
-------------------------------------------------------------------------------------------------------------------
Quantum Corp.-DLT & Storage Systems(1)                                                   6,000               90,750
-------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                       4,000              191,000
-------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                     12,000              384,750
                                                                                                        -----------
                                                                                                         13,023,319
-------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.5%
Dime Bancorp, Inc.                                                                      15,000              226,875
-------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc.(1)                                                           30,000              517,500
-------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                              5,000              167,500
-------------------------------------------------------------------------------------------------------------------
Greenpoint Financial Corp.                                                              13,000              309,563
-------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                 62,000            1,612,000
-------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                  5,000              117,813
                                                                                                        -----------
                                                                                                          2,951,251



12              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Healthcare--7.4%
-------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--6.4%
Abbott Laboratories                                                                     51,100          $ 1,855,569
-------------------------------------------------------------------------------------------------------------------
Alpharma, Inc.                                                                           5,000              153,750
-------------------------------------------------------------------------------------------------------------------
ALZA Corp., Cl. A(1)                                                                     5,000              173,125
-------------------------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                                          84,200            5,057,263
-------------------------------------------------------------------------------------------------------------------
Andrx Corp.(1)                                                                          10,000              423,125
-------------------------------------------------------------------------------------------------------------------
Biogen, Inc.(1)                                                                         19,000            1,605,500
-------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                98,500            6,322,469
-------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                       92,200            8,586,125
-------------------------------------------------------------------------------------------------------------------
Mallinckrodt, Inc.                                                                       4,000              127,250
-------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.(1)                                                                       6,000              995,250
-------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                       88,600            5,941,738
-------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1)                                                      6,000              732,000
-------------------------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                                16,800              756,000
-------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                   57,500            2,425,781
-------------------------------------------------------------------------------------------------------------------
Trigon Healthcare, Inc.(1)                                                               7,500              221,250
                                                                                                        -----------
                                                                                                         35,376,195
-------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.0%
Alberto-Culver Co., Cl. B                                                                2,000               51,625
-------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                          15,200              756,200
-------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                             7,000              280,000
-------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                   33,000            1,579,875
-------------------------------------------------------------------------------------------------------------------
Guidant Corp.(1)                                                                         2,100               98,700
-------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(1)                                                       2,600              137,800
-------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                        5,200              216,775
-------------------------------------------------------------------------------------------------------------------
Shared Medical Systems Corp.                                                             1,000               50,938
-------------------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                                 31,600            1,678,750
-------------------------------------------------------------------------------------------------------------------
VISX, Inc.(1)                                                                            8,000              414,000
                                                                                                        -----------
                                                                                                          5,264,663
-------------------------------------------------------------------------------------------------------------------
Technology--20.8%
-------------------------------------------------------------------------------------------------------------------
Computer Hardware--4.9%
Adaptec, Inc.(1)                                                                        12,000              598,500
-------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                                 17,000            1,747,813
-------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                                                              42,000            1,092,000
-------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc.(1)                                                        14,000              813,750
-------------------------------------------------------------------------------------------------------------------
Gateway, Inc.(1)                                                                         8,000              576,500
-------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                     50,000            5,696,875
-------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                  109,000           11,772,000
-------------------------------------------------------------------------------------------------------------------
KLA Instruments Corp.(1)                                                                 4,800              534,600
-------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                                             15,300            1,384,650
-------------------------------------------------------------------------------------------------------------------
NCR Corp.(1)                                                                             5,000              189,375
-------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                      15,400              744,013
-------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                                             31,000            1,443,438



                Oppenheimer Main Street Growth & Income Fund/VA              13

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                       Shares          Note 1
-------------------------------------------------------------------------------------------------------------------
Computer Hardware  (continued)
Xircom, Inc.(1)                                                                         10,000          $   750,000
                                                                                                        -----------
                                                                                                         27,343,514
-------------------------------------------------------------------------------------------------------------------
Computer Services--0.7%
Automatic Data Processing, Inc.                                                         28,300            1,524,663
-------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(1)                                                                     3,000              228,938
-------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                        33,000            1,627,313
-------------------------------------------------------------------------------------------------------------------
Keane, Inc.(1)                                                                           6,000              190,500
                                                                                                        -----------
                                                                                                          3,571,414
-------------------------------------------------------------------------------------------------------------------
Computer Software--6.7%
Adobe Systems, Inc.                                                                      8,000              538,000
-------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.(1)                                                                   12,900            1,031,194
-------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                                          9,000              216,000
-------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.(1)                                                               4,000              378,500
-------------------------------------------------------------------------------------------------------------------
Compuware Corp.(1)                                                                      29,000            1,080,250
-------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                                 4,000              336,000
-------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                           31,500            2,108,531
-------------------------------------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                                                 10,000              688,125
-------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                     228,150           26,636,513
-------------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                                     20,000              426,250
-------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                                                 10,000              840,000
-------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.(1)                                                                        3,400              226,950
-------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                                               18,000            2,576,250
                                                                                                        -----------
                                                                                                         37,082,563
-------------------------------------------------------------------------------------------------------------------
Communications Equipment--2.3%
Cisco Systems, Inc.(1)                                                                  94,000           10,069,750
-------------------------------------------------------------------------------------------------------------------
General Instrument Corp.(1)                                                             11,000              935,000
-------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                                                        4,000              379,750
-------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.(1)                                                                        17,400            1,116,863
                                                                                                        -----------
                                                                                                         12,501,363
-------------------------------------------------------------------------------------------------------------------
Electronics--5.5%
Advanced Micro Devices, Inc.                                                            12,400              358,825
-------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(1)                                                                 18,000            1,674,000
-------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.(1)                                                          36,000            1,165,500
-------------------------------------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                                                   17,000              812,813
-------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            187,000           15,392,438
-------------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1)                                                                   10,000            1,115,625
-------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                                                 40,000            3,110,000
-------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                           9,300            1,369,425
-------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                         34,700            1,485,594
-------------------------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                                          6,000              959,250
-------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                                                7,000              479,063
-------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                       14,500              957,000
-------------------------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                                          9,400              498,200
-------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                         30,000            1,364,063
                                                                                                        -----------
                                                                                                         30,741,796


14              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                        Shares         Note 1
-------------------------------------------------------------------------------------------------------------------
Photography--0.7%
Eastman Kodak Co.                                                                       46,000           $3,047,500
-------------------------------------------------------------------------------------------------------------------
Xerox Corp.                                                                             45,000            1,020,938
                                                                                                         ----------
                                                                                                          4,068,438
-------------------------------------------------------------------------------------------------------------------
Transportation--1.4%
-------------------------------------------------------------------------------------------------------------------
Air Transportation--0.8%
Alaska Air Group, Inc.(1)                                                               16,000              562,000
-------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                                                    51,558            2,287,886
-------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                   25,000            1,245,313
-------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A(1)                                                       3,000               66,750
-------------------------------------------------------------------------------------------------------------------
UAL Corp.(1)                                                                             2,900              224,931
                                                                                                         ----------
                                                                                                          4,386,880
-------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.6%
Burlington Northern Santa Fe Corp.                                                      35,800              868,150
-------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                10,000              345,000
-------------------------------------------------------------------------------------------------------------------
Navistar International Corp.(1)                                                          2,000               94,750
-------------------------------------------------------------------------------------------------------------------
Rollins Truck Leasing Co.                                                               10,000              119,375
-------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                     39,600            1,727,550
-------------------------------------------------------------------------------------------------------------------
USFreightways Corp.                                                                      2,000               95,750
-------------------------------------------------------------------------------------------------------------------
XTRA Corp.(1)                                                                            5,000              213,125
                                                                                                         ----------
                                                                                                          3,463,700
-------------------------------------------------------------------------------------------------------------------
Utilities--2.4%
-------------------------------------------------------------------------------------------------------------------
Electric Utilities--2.4%
Allegheny Energy, Inc.                                                                  20,000              538,750
-------------------------------------------------------------------------------------------------------------------
Ameren Corp.                                                                            13,300              435,575
-------------------------------------------------------------------------------------------------------------------
Calpine Corp.(1)                                                                         6,000              384,000
-------------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co.                                                               3,500              106,531
-------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                           4,000               67,250
-------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                                               12,000              414,000
-------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                          16,700              523,963
-------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                       11,000              551,375
-------------------------------------------------------------------------------------------------------------------
Edison International                                                                     5,500              144,031
-------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                       30,000              624,375
-------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                           19,300              496,975
-------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                       30,000              680,625
-------------------------------------------------------------------------------------------------------------------
Florida Progress Corp.                                                                  16,000              677,000
-------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                         21,600              924,750
-------------------------------------------------------------------------------------------------------------------
GPU, Inc.                                                                               15,000              449,063
-------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc.                                                                10,000              170,625
-------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                 10,400              213,850
-------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                         9,900              188,100
-------------------------------------------------------------------------------------------------------------------
Peco Energy Co.                                                                         19,600              681,100
-------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                              31,300              641,650
-------------------------------------------------------------------------------------------------------------------
PP&L Resources, Inc.                                                                    25,500              583,313


                Oppenheimer Main Street Growth & Income Fund/VA              15

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                       Market Value
                                                                                   Shares              Note 1
-------------------------------------------------------------------------------------------------------------------
Electric Utilities  (continued)
Public Service Enterprise Group, Inc.                                                   25,000         $    870,313
-------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                            32,300              759,050
-------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                     16,000              569,000
-------------------------------------------------------------------------------------------------------------------
TNP Enterprises, Inc.                                                                   18,000              742,500
-------------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                            26,000              871,000
-------------------------------------------------------------------------------------------------------------------
UtiliCorp United, Inc.                                                                   3,000               58,313
                                                                                                       ------------
                                                                                                         13,367,077
-------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.0%
NICOR, Inc.                                                                              1,200               39,000
-------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                            8,700              151,163
                                                                                                       ------------
                                                                                                            190,163
                                                                                                       ------------
Total Common Stocks (Cost $460,541,934)                                                                 525,168,172
===================================================================================================================
Other Securities--0.5%
-------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 7% Automatic Common Exchange Securities for
Time Warner, Inc. Common Stock (Cost $1,170,994)                                        25,000            3,012,500

                                                                                   Principal
                                                                                   Amount
===================================================================================================================
Repurchase Agreements--7.3%
-------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 3%, dated 12/31/99, to be repurchased at $40,310,075 on 1/3/00, collateralized by U.S. Treasury Nts.,
5.625%-6.125%, 11/30/00-12/31/01, with a value of $41,163,751 (Cost $40,300,000)   $40,300,000           40,300,000
-------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $502,012,928)                                          102.4%         568,480,672
-------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                     (2.4)         (13,169,640)
                                                                                   -----------         ------------
Net Assets                                                                               100.0%        $555,311,032
                                                                                   ===========         ============

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.



16              Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

===============================================================================================
Assets
Investments, at value (cost $502,012,928)--see accompanying statement              $568,480,672
-----------------------------------------------------------------------------------------------
Cash                                                                                    815,492
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                      1,561,996
Shares of beneficial interest sold                                                    1,353,452
Interest and dividends                                                                  408,004
Other                                                                                     5,662
                                                                                   ------------
Total assets                                                                        572,625,278
===============================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                                16,455,193
Shares of beneficial interest redeemed                                                  757,476
Transfer and shareholder servicing agent fees                                               186
Other                                                                                   101,391
                                                                                   ------------
Total liabilities                                                                    17,314,246
===============================================================================================
Net Assets                                                                         $555,311,032
                                                                                   ============
===============================================================================================
Composition of Net Assets
Paid-in capital                                                                    $454,999,711
-----------------------------------------------------------------------------------------------
Undistributed net investment income                                                   2,471,016
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       31,372,614
-----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                             66,467,691
                                                                                   ------------
Net assets--applicable to 22,545,003 shares of beneficial
interest outstanding                                                               $555,311,032
                                                                                   ============
===============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                 $24.63

See accompanying Notes to Financial Statements.


              Oppenheimer Main Street Growth & Income Fund/VA                 17

--------------------------------------------------------------------------------
Statement of Operations   For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $9,543)                               $ 4,116,206
------------------------------------------------------------------------------------------------
Interest                                                                               1,409,101
                                                                                     -----------
Total income                                                                           5,525,307
================================================================================================
Expenses
Management fees                                                                        2,864,220
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              102,216
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     2,364
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                              2,103
------------------------------------------------------------------------------------------------
Other                                                                                     85,634
                                                                                     -----------
Total expenses                                                                         3,056,537
Less expenses paid indirectly                                                             (5,133)
                                                                                     -----------
Net expenses                                                                           3,051,404
================================================================================================
Net Investment Income                                                                  2,473,903
================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                 37,106,529
Closing and expiration of option contracts written                                    (1,299,413)
Foreign currency transactions                                                             (2,141)
                                                                                     -----------
Net realized gain                                                                     35,804,975
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                           41,728,791
Translation of assets and liabilities denominated in foreign currencies                  150,803
                                                                                     -----------
Net change                                                                            41,879,594
                                                                                     -----------
Net realized and unrealized gain                                                      77,684,569
================================================================================================
Net Increase in Net Assets Resulting from Operations                                 $80,158,472
                                                                                     ===========

See accompanying Notes to Financial Statements.




18            Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Year Ended December 31,
                                                                1999                  1998
==================================================================================================
Operations
Net investment income                                           $  2,473,903          $  1,744,608
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                          35,804,975            (1,957,235)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation             41,879,594             6,335,797
                                                                ------------          ------------
Net increase in net assets resulting from operations              80,158,472             6,123,170
==================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                              (1,427,635)             (449,201)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain                              (2,405,256)           (9,891,403)
==================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                 170,632,137           157,202,998
==================================================================================================
Net Assets
Total increase                                                   246,957,718           152,985,564
--------------------------------------------------------------------------------------------------
Beginning of period                                              308,353,314           155,367,750
                                                                ------------          ------------
End of period (including undistributed net investment
income of $2,471,016 and $1,425,924, respectively)              $555,311,032          $308,353,314
                                                                ============          ============

See accompanying Notes to Financial Statements.


                Oppenheimer Main Street Growth & Income Fund/VA               19

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


                                                      Year Ended December 31,
                                                      1999            1998          1997             1996            1995(1)
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $20.48          $20.58        $16.37          $12.51         $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .11             .13           .19             .14            .01
Net realized and unrealized gain                          4.29             .92          4.91            3.91           2.52
---------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                   4.40            1.05          5.10            4.05           2.53
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.09)           (.05)         (.17)           (.14)          (.02)
Distributions from net realized gain                      (.16)          (1.10)         (.72)           (.05)            --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.25)          (1.15)         (.89)           (.19)          (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $24.63          $20.48        $20.58          $16.37         $12.51
                                                        ======          ======        ======          ======         ======
===========================================================================================================================
Total Return, at Net Asset Value(2)                      21.71%           4.70%        32.48%          32.51%         25.25%
===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $555,311        $308,353      $155,368         $47,009         $4,288
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $391,063        $234,306      $ 94,906         $21,562         $1,809
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                     0.63%           0.74%         1.15%           1.41%          0.50%
Expenses                                                  0.78%           0.79%(4)      0.83%(4)        1.00%(4)       2.07%(4)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 118%             86%           79%            113%            24%

1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $585,193,287 and $443,805,600, respectively.

See accompanying Notes to Financial Statements.


20               Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street Growth & Income Fund/VA (the Fund), formerly known as Oppenheimer Growth & Income Fund, is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


               Oppenheimer Main Street Growth & Income Fund/VA                21

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies  (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,176. Accumulated net realized gain on investments was increased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               Year Ended December 31, 1999           Year Ended December 31, 1998
                                               ----------------------------------     ------------------------------
                                               Shares             Amount              Shares            Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                            9,936,050         $224,240,741         9,181,075        $189,060,690
Dividends and/or distributions reinvested         186,334            3,832,892           468,325          10,340,604
Redeemed                                       (2,632,085)         (57,441,496)       (2,145,877)        (42,198,296)
                                               ----------         ------------        ----------        ------------
Net increase                                    7,490,299         $170,632,137         7,503,523        $157,202,998
                                               ==========         ============        ==========        ============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $66,467,744 was composed of gross appreciation of $85,539,274, and gross depreciation of $19,071,530.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management Fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 1999 was 0.73% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

22             Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 1999, was as follows:

                                                      Call Options                              Put Options
                                                      --------------------------------          --------------------------
                                                      Number of          Amount of              Number of         Amount of
                                                      Options            Premiums               Options           Premiums
--------------------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998            1,325             $   570,160             100              $ 41,573
Options written                                        6,829               5,027,060              --                    --
Options closed or expired                             (7,593)             (5,445,702)             --                    --
Options exercised                                       (561)               (151,518)           (100)              (41,573)
                                                      ------             -----------            ----              --------
Options outstanding as of December 31, 1999               --             $        --              --              $     --
                                                      ======             ===========            ====              ========

               Oppenheimer Main Street Growth & Income Fund/VA                23

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $38,191, which represents 0.01% of the Fund's net assets, of which $38,191 is considered restricted. Information concerning restricted securities is as follows:

                                                                                          Valuation Per
                                                                                          Unit as of
                                          Acquisition               Cost Per              December 31,
Security                                  Dates                     Unit                  1999
-------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.           9/29/98-12/29/98          $12.51-$21.54         $31.05


24             Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Main Street Growth & Income Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Main Street Growth & Income/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period July 5, 1995, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000



               Oppenheimer Main Street Growth & Income Fund/VA                25

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Distributions of $0.2470 per share were paid to shareholders on March 22, 1999, of which $0.1550 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
         Dividends paid by the Fund during the fiscal year ended December 31, 1999 which are not designated as capital gain distributions should be multiplied by 18.90% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


26             Oppenheimer Main Street Growth & Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Main Street(R) Growth & Income Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


================================================================================
Officers and Trustees               James C. Swain, Trustee and
                                        Chairman of the Board
                                    Bridget A. Macaskill, President
                                    William H. Armstrong, Trustee
                                    William A. Baker, Trustee
                                    Edward L. Cameron, Trustee
                                    Jon S. Fossel, Trustee
                                    Sam Freedman, Trustee
                                    Raymond J. Kalinowski, Trustee
                                    C. Howard Kast, Trustee
                                    Robert M. Kirchner, Trustee
                                    Ned M. Steel, Trustee
                                    Charles Albers, Vice President
                                    Nikolaos Monoyios, Vice President
                                    Andrew J. Donohue, Vice President and
                                        Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert G. Zack, Assistant Secretary
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor                  OppenheimerFunds, Inc.

================================================================================
Transfer Agent                      OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities   The Bank of New York

================================================================================
Independent Auditors                Deloitte & Touche LLP

================================================================================
Legal Counsel                       Myer, Swanson, Adams & Wolf, P.C.


                                    This is a copy of a report to shareholders of Oppenheimer Main Street Growth & Income Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Main Street Growth & Income Fund/VA. For material information concerning the Fund, see the Prospectus.

                                    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.




                 Oppenheimer Main Street Growth & Income Fund/VA              27